Borrowings - Summary of Composition of Borrowings (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	$ 398,714	$ 2,821,980
Current borrowings	2,112,431	6,899,930
Loans	2,511,145	9,721,910
In Foreign Currency [Member]
Disclosure of detailed information about borrowings [line items]
Loans	2,338,204	9,674,353
In Local Currency [Member]
Disclosure of detailed information about borrowings [line items]
Loans	$ 172,941	$ 47,557